NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

Supplement dated June 25, 2010 to the Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y and Admin Class Prospectus, Natixis Income Funds Class A, B and C Prospectus, Natixis Income Funds Class Y and Admin Class Prospectus, each dated February 1, 2010, as may be revised or supplemented from time to time.

Effective immediately, the second paragraph following “Portfolio Holdings” within the section “Investment Goals, Strategies and Risks” is amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click “Select a Fund” under “Fund Selector”, click on the name of the Fund and then click “Holdings”).

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NATIXIS EQUITY FUNDS

Supplement dated June 25, 2010 to the Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y Prospectus, each dated May 1, 2010, as may be revised or supplemented from time to time.

Effective immediately, the second paragraph following “Portfolio Holdings” within the section “Investment Goals, Strategies and Risks” is amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 60 days for AEW Real Estate Fund), is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of Vaughan Nelson Small Cap Value Fund’s and Vaughan Nelson Value Opportunity Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click “Select a Fund” under “Fund Selector”, click on the name of the Fund and then click “Holdings”).